Commitments and Contingencies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Commitments [Line Items]
Operating leases, rent expense	$ 2,400,000	$ 1,900,000	$ 1,600,000
Government grants	974,000	933,000
France [Member]
Other Commitments [Line Items]
Government grants	$ 974,000	$ 933,000